Federated Managed Tail Risk Fund II
A Portfolio of Federated Insurance Series
SERVICE SHARES

SUPPLEMENT TO SUMMARY PROSPECTUS AND PROSPECTUS DATED APRIL 30, 2016
Under the section entitled “Fund Management” please delete the section in its entirety and replace with the following:
“The Fund's Investment Advisers are Federated Global Investment Management Corp. (“Fed Global”), Federated Investment Management Company (FIMCO) and Federated Equity Management Company of Pennsylvania (FEMCOPA).
Fed Global
James P. Gordon, Jr., Senior Portfolio Manager, has been the Fund's portfolio manager since February 2013.
FEMCOPA
Michael T. Dieschbourg, Senior Portfolio Manager, has been the Fund's portfolio manager since August 2014.
Damian M. McIntyre, Associate Portfolio Manager, has been the Fund's portfolio manager since April 2015.
FIMCO
Chengjun (Chris) Wu, Portfolio Manager, has been the Fund's portfolio manager since April 2014.”
February 16, 2017
Federated Managed Tail Risk Fund II
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453668 (2/17)
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2017 ©Federated Investors, Inc.